Supplement to the
Fidelity® Advisor Diversified International Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

The following information replaces the biographical information for William Bower found in the "Fund Management" section beginning on page 22.

Penny Dobkin is vice president and manager of Advisor Diversified International Fund, which she has managed since October 2004. Since joining Fidelity Investments in 1980, Ms. Dobkin has worked as a research analyst and manager.

ADIFI-04-03 October 30, 2004
1.743415.113

Supplement to the
Fidelity® Advisor Emerging Asia Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

The following information replaces similar information found in the "Fund Management" section on page 24.

Kevin Chang is manager of Advisor Emerging Asia Fund, which he has managed since September 2004. Since joining Fidelity Investments in 1995, Mr. Chang has worked as a research analyst and manager.

AEAI-04-03 October 30, 2004
1.725514.113

Supplement to the
Fidelity® Advisor Emerging Markets Fund
Institutional Class
March 11, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 9.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

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FAEMI-04-02 October 30, 2004
1.802337.101

Supplement to the
Fidelity® Advisor
Emerging Markets
Income Fund
Institutional Class
February 28, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

EMII-04-02 October 30, 2004
1.743423.110

Supplement to the
Fidelity® Advisor Europe Capital
Appreciation Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AEURI-04-02 October 30, 2004
1.740420.110

Supplement to the
Fidelity® Advisor Global Equity Fund
Institutional Class
December 30, 2003
Prospectus

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The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AGLOI-04-02 October 30, 2004
1.743464.110

Supplement to the
Fidelity® Advisor International Capital
Appreciation Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AICAPI-04-02 October 30, 2004
1.743371.109

Supplement to the
Fidelity® Advisor Japan Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AJAFI-04-02 October 30, 2004
1.743386.111

Supplement to the
Fidelity® Advisor Korea Fund
Institutional Class
December 30, 2003
Prospectus

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The following information replaces similar information found under the heading "Buying Shares" section on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AKORI-04-02 October 30, 2004
1.750123.110

Supplement to the
Fidelity® Advisor Latin America Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

ALAFI-04-02 October 30, 2004
1.743524.113

Supplement to the
Fidelity® Advisor Overseas Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

OSI-04-02 October 30, 2004
1.743526.111

Supplement to the
Fidelity® Advisor Value Leaders Fund
Institutional Class
December 30, 2003
Prospectus

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The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expensesA	1.82%
Total annual class operating expensesB	2.40%

A Based on estimated amounts for the current fiscal year.

B Effective November 1, 2003, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses, after reimbursement, would have been 1.23%.

The following information replaces similar information found under the heading "Buying Shares" beginning on page 8.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AVLFI-04-03 October 30, 2004
1.790647.103